Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The carrying amount of cash and cash equivalents, receivables, prepaid expenses and other current assets, accounts payable, accrued compensation and benefits, other accrued liabilities, and related party payables approximate fair value due to the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at September 30, 2013:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	September 30, 2013

Assets
U.S. government debt securities (Note 4)	$—	$205,768	$—	$205,768
Commercial paper (Note 4)	—	10,247	—	10,247
Certificates of deposit (Note 4)	—	1,766	—	1,766
Equity securities (Note 3)	75,754	31,813	—	107,567

	$75,754	$249,594	$—	$325,348

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2012:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2012

Assets
Certificates of deposit (Note 4)	$—	$260	$—	$260
Equity securities (Note 3)	72,988	10,128	—	83,116

	$72,988	$10,388	$—	$83,376

There were no financial liabilities measured on a recurring basis at September 30, 2013 and December 31, 2012.

The method used to estimate the fair value of the Level 1 assets in the tables above is based on observable market data as these equity securities are publicly-traded. The method used to estimate the fair value of the Level 2 short-term investments in the tables above is based on professional pricing sources for identical or comparable instruments, rather than direct observations of quote prices in active markets. The method used to estimate the fair value of the Level 2 equity securities in the tables above is based on the quoted market price of the publicly-traded security, adjusted for a discount for lack of marketability.

There were no transfers between levels of the fair value hierarchy in the three and nine months ended September 30, 2013.

5. Fair Value Measurements

The carrying amount of cash and cash equivalents, short-term investments, receivables, prepaid expenses and other current assets, accounts payable, accrued compensation and benefits, other accrued liabilities, and related party payables approximate fair value due to the short maturity of these instruments.

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2012:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2012

Assets
Equity securities (Note 4)	$72,988	$10,128	$—	$83,116

	$72,988	$10,128	$—	$83,116

The following table presents the placement in the fair value hierarchy of financial assets that are measured at fair value on a recurring basis, including the items for which the fair value option has been elected, at December 31, 2011:

	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	December 31, 2011

Assets
Equity securities (Note 4)	$39,097	$—	$—	$39,097

	$39,097	$—	$—	$39,097

There were no financial liabilities measured on a recurring basis at December 31, 2012 and 2011.

The method used to estimate the fair value of the Level 1 assets in the tables above is based on observable market data as these equity securities are publicly-traded. The method used to estimate the fair value of the Level 2 assets in the tables above is based on the quoted market price of the publicly-traded security, adjusted for a discount for lack of marketability.

There were no transfers between levels of the fair value hierarchy in the years ended December 31, 2012 and 2011.